Consolidated Statements of Shareholders' Equity ¥ in Thousands, shares in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Treasury stock CNY (¥) shares	Statutory reserves CNY (¥)	Accumulated other comprehensive income CNY (¥)	Retained earnings CNY (¥)	Noncontrolling Interests CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Dec. 31, 2015	¥ 2,685	¥ 1,779,331		¥ 1,010,917	¥ 27,452	¥ 26,419,698	¥ 83,516		¥ 29,323,599
Balance (in shares) at Dec. 31, 2015 | shares	3,286,932
Ordinary shares issued upon settlement of restricted share units	¥ 18	(18)
Ordinary shares issued upon settlement of restricted share units (in shares) | shares	27,664
Share-based compensation		1,057,715							1,057,715
Appropriation to statutory reserves				149,244		(149,244)
Net income attributable to NetEase, Inc. and noncontrolling interest shareholders						11,604,520	188,343		11,792,863
Repurchase of shares			¥ (1,199,102)						(1,199,102)
Repurchase of shares (in shares) | shares			(33,116)
Cancellation of treasury stock	¥ (27)	(1,199,075)	¥ 1,199,102
Cancellation of treasury stock (in shares) | shares	(33,116)		33,116
Net change in unrealized gains on available-for-sale securities					34,027				34,027
Capital injection in subsidiaries by noncontrolling interest shareholders						3	1		4
Dividends to shareholders						(2,546,165)			(2,546,165)
Balance at Dec. 31, 2016	¥ 2,676	1,637,953		1,160,161	61,479	35,328,812	271,860		38,462,941
Balance (in shares) at Dec. 31, 2016 | shares	3,281,480
Ordinary shares issued upon settlement of restricted share units	¥ 21	(21)
Ordinary shares issued upon settlement of restricted share units (in shares) | shares	29,805
Share-based compensation		2,177,079							2,177,079
Appropriation to statutory reserves				46,063		(46,063)
Net income attributable to NetEase, Inc. and noncontrolling interest shareholders						10,707,939	126,502		10,834,441
Repurchase of shares			¥ (2,061,591)						(2,061,591)
Repurchase of shares (in shares) | shares			(28,068)
Cancellation of treasury stock	¥ (19)	(2,061,572)	¥ 2,061,591
Cancellation of treasury stock (in shares) | shares	(28,068)		28,068
Net change in unrealized gains on available-for-sale securities					(23,321)				(23,321)
Capital injection in subsidiaries by noncontrolling interest shareholders							311,500		311,500
Dividends to shareholders						(3,257,607)			(3,257,607)
Foreign currency translation adjustment					(1,573)				(1,573)
Deconsolidation of a subsidiary/Disposal of a subsidiary							(6,729)		(6,729)
Balance at Dec. 31, 2017	¥ 2,678	1,753,439		1,206,224	36,585	42,733,081	703,133		¥ 46,435,140
Balance (in shares) at Dec. 31, 2017 | shares	3,283,217							3,283,217	3,283,217
Ordinary shares issued upon settlement of restricted share units	¥ 19	(19)
Ordinary shares issued upon settlement of restricted share units (in shares) | shares	30,709
Share-based compensation		2,397,798					131,852		¥ 2,529,650
Appropriation to statutory reserves				8,354		(8,354)
Net income attributable to NetEase, Inc. and noncontrolling interest shareholders						6,400,505	76,912		6,477,417
Repurchase of shares			¥ (7,592,598)						(7,592,598)
Repurchase of shares (in shares) | shares			(114,908)
Cancellation of treasury stock	¥ (77)	¥ (4,151,218)	¥ 7,592,598			(3,441,303)
Cancellation of treasury stock (in shares) | shares	(114,908)		114,908
Repurchase of noncontrolling interest and redeemable noncontrolling interests						(223,243)	(131,143)		(354,386)
Capital injection in subsidiaries by noncontrolling interest shareholders							15,510		15,510
Dividends to shareholders						(1,440,194)			(1,440,194)
Foreign currency translation adjustment					18,624				18,624
Deconsolidation of a subsidiary/Disposal of a subsidiary							(5,654)		(5,654)
Accretion of redeemable noncontrolling interests						(88,712)	(8,768)		(97,480)
Balance at Dec. 31, 2018	¥ 2,620			¥ 1,214,578	17,050	43,997,388	794,209	$ 6,694,182	¥ 46,025,845
Balance (in shares) at Dec. 31, 2018 | shares	3,199,018							3,199,018	3,199,018
Cumulative effect of changes in accounting principles related to revenue recognition and financial instruments					¥ (38,159)	¥ 65,608	¥ 12,367		¥ 39,816